CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 922,000	$ 182,000	$ 899,000
Accounts receivable, net of allowance for doubtful accounts of $126 at June 30, 2021 and December 31, 2020	26,000	24,000	13,000
Inventory, net of reserves of $758 at June 30, 2021 and December 31, 2020	631,000	605,000	48,000
Other current assets	61,000	85,000	70,000
Total current assets	1,640,000	896,000	1,030,000
NONCURRENT ASSETS:
Property and equipment, net	7,000	1,000	0
Lease asset-right, net of amortization	403,000	453,000	132,000
Other assets	17,000	0	18,000
Total noncurrent assets	427,000	454,000	150,000
TOTAL ASSETS	2,067,000	1,350,000	1,180,000
CURRENT LIABILITIES:
Current portion of long-term debt	24,000	28,000	0
Notes payable in default, related parties	0	1,000	349,000
Notes payable in default	308,000	328,000	427,000
Short-term notes payable	0	45,000	380,000
Short-term notes payable, related parties, past due	65,000	51,000	646,000
Convertible notes in default	169,000	0	2,915,000
Convertible notes payable, past due	0	1,930,000	0
Short-term convertible notes payable	720,000	951,000	73,000
Short-term convertible notes payable, related parties			513
Accounts payable	2,383,000	2,419,000	2,897,000
Accounts payable, related parties	97,000	116,000	136,000
Accrued liabilities	1,731,000	2,995,000	3,235,000
Subscription receivable	(350,000)	0	635
Mandatorily redeemable Series G convertible preferred stock	50,000	0
Current portion of lease liability	62,000	56,000	103,000
Deferred revenue	62,000	42,000	10,000
Total current liabilities	5,671,000	8,962,000	12,410,000
LONG-TERM LIABILITIES:
Warrants, at fair value	0	2,203,000	5,092,000
Lease liability	357,000	392,000	29,000
Derivative liability	29,000	25,000	0
Long-term convertible notes payable, net			15
Long-term convertible debt	755,000	23,000	0
Long-term debt-related parties	579,000	600,000	569,000
Total long-term liabilities	1,720,000	3,243,000	5,705,000
TOTAL LIABILITIES	7,391,000	12,205,000	18,115,000
STOCKHOLDERS' DEFICIT:
Common stock, $.001 par value; 3,000,000 shares authorized, 13,297 and 13,138 shares issued and outstanding as of June 30, 2021 and December 31, 2020, respectively	3,403,000	3,403,000	3,394,000
Additional paid-in capital	126,353,000	123,109,000	118,552,000
Treasury stock, at cost	(132,000)	(132,000)	(132,000)
Accumulated deficit	(141,827,000)	(139,956,000)	(139,555,000)
TOTAL STOCKHOLDERS' DEFICIT	(5,324,000)	(10,855,000)	(16,935,000)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	2,067,000	1,350,000	1,180,000
Series C Convertible Preferred Shares
STOCKHOLDERS' DEFICIT:
Preferred Stock Value	105,000	105,000	105,000
Series C1 Convertible Preferred Shares
STOCKHOLDERS' DEFICIT:
Preferred Stock Value	170,000	170,000	170,000
Series C2 Convertible Preferred Shares
STOCKHOLDERS' DEFICIT:
Preferred Stock Value	531,000	531,000	531,000
Series D Convertible Preferred Shares
STOCKHOLDERS' DEFICIT:
Preferred Stock Value	276,000	276,000	0
Series E Convertible Preferred Shares
STOCKHOLDERS' DEFICIT:
Preferred Stock Value	1,639,000	1,639,000	$ 0
Series F Convertible Preferred Shares
STOCKHOLDERS' DEFICIT:
Preferred Stock Value	1,195,000	0
Series F-2 Convertible Preferred Shares
STOCKHOLDERS' DEFICIT:
Preferred Stock Value	2,963,000	0
Series G Convertible Preferred Shares
STOCKHOLDERS' DEFICIT:
Preferred Stock Value	$ 0	$ 0